Investment and Mortgage-Backed Securities, Held to Maturity (Schedule of investment and mortgage-backed securities held to maturity) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity Securities, Transferred to Available-for-sale Securities, Unrealized Gain (Loss)	$ 1.4
GNMA Mortgage-Backed Securities
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	$ 72.0